EARNINGS PER SHARE (Details Narrative)	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
EARNINGS PER SHARE
Exercise of options and warrants	$ 0
Net loss	$ (4,491,797,000)
Basic and diluted loss per share | $ / shares	$ (0.05)